SEGMENT REPORTING	12 Months Ended
Sep. 30, 2017
SEGMENT REPORTING
23.	SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews U.S. GAAP financial information of its operating segments when making decisions about allocating resources and assessing the performance of the Group. Upon the acquisition of NetinNet in the year ended September 30, 2016, NetinNet became one operating segment. As a result, the Group determined that for the year ended September 30, 2016 and 2017, the Group operated in three operating segments namely the online education services, business start-up training services and the sale of learning simulation software. The changes in reportable segments were reflected in the historical period.

The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC.

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

	Year ended September 30, 2016
	2015	2016	2017
	US$	US$	US$
Net revenues	108,177	117,548	130,988
Online education services	104,487	110,137	114,190
Business start-up training services	3,690	4,375	5,276
Sale of learning simulation software	—	3,036	11,522

Operating costs and expenses:
Cost of sales	(44,343)	(48,334)	(57,412)
Online education services	(42,993)	(44,473)	(50,168)
Business start-up training services	(1,350)	(1,915)	(2,069)
Sale of learning simulation software	—	(1,946)	(5,175)
Selling and marketing	(24,186)	(24,517)	(34,910)
Online education services	(23,589)	(22,556)	(30,696)
Business start-up training services	(597)	(688)	(869)
Sale of learning simulation software	—	(1,273)	(3,345)
General and administrative	(9,986)	(13,525)	(15,955)
Online education services	(9,813)	(12,049)	(12,890)
Business start-up training services	(173)	(776)	(1,034)
Sale of learning simulation software	—	(700)	(2,031)
Unallocated corporate expenses	(3,225)	(3,253)	(3,513)

Total operating costs and expenses	(81,740)	(89,629)	(111,790)
Online education services	(76,395)	(79,078)	(93,754)
Business start-up training services	(2,120)	(3,379)	(3,972)
Sale of learning simulation software	—	(3,919)	(10,551)
Unallocated corporate expenses	(3,225)	(3,253)	(3,513)

Other operating income	224	806	1,912
Online education services	224	570	184
Business start-up training services	—	2	91
Sale of learning simulation software	—	234	1,637

Operating income (loss)	26,661	28,725	21,110
Online education services	28,316	31,629	20,620
Business start-up training services	1,570	998	1,395
Sale of learning simulation software	—	(649)	2,608
Unallocated corporate expenses	(3,225)	(3,253)	(3,513)

Segment assets	174,120	148,920	224,551
Online education services	166,250	93,609	133,836
Business start-up training services	7,870	13,262	45,569
Sale of learning simulation software	—	42,049	45,146

Total assets	174,120	148,920	224,551

Amortization and depreciation	2,471	3,639	4,790
Online education services	2,388	2,792	3,001
Business start-up training services	83	60	36
Sale of learning simulation software	—	787	1,753

Loss from equity method investment	—	(91)	(153)
Online education services	—	(91)	(153)
Business start-up training services		—	—
Sale of learning simulation software		—	—